Revenue and Segment Analysis - Summary of Analysis of Non-current Assets by Geographical Location (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Non-current assets	£ 11,193	£ 11,416	£ 11,002
North America [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	8,657	8,940	8,365
Europe [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	2,123	2,058	2,156
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	£ 413	£ 418	£ 481